Provision for reclamation liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other liabilities [text block] [Abstract]
Schedule of provision for reclamation liabilities [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
Beginning of the period	8,069	2,481
Revised Johnny Mountain Mine closure	-	7,439
Disbursements	(1,325)	(2,022)
Accretion	121	169
End of the period	6,865	8,069

Provision for reclamation liabilities - current	1,860	955
Provision for reclamation liabilities - long-term	5,005	7,114
	6,865	8,069